Related Party Transactions - Schedule of Related Parties Transactions (Details) (Integrated Medicine and Chiropractic Regeneration Center PSC) (10K) - USD ($)	Sep. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Due from related parties			$ 347,648	$ 421,603
Integrated Medicine and Chiropractic Regeneration Center PSC [Member]
Due from related parties		$ 41,060	99,832	$ 48,099
Integrated Medicine and Chiropractic Regeneration Center PSC [Member] | IMAC Holdings LLC [Member]
Due from related parties			52,968
Integrated Medicine and Chiropractic Regeneration Center PSC [Member] | IMAC Regeneration Management of Nashville LLC [Member]
Due from related parties			44,285
Integrated Medicine and Chiropractic Regeneration Center PSC [Member] | IMAC Regeneration Center of St. Louis, LLC [Member]
Due from related parties			$ 2,579